Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

June 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Strategic Trust (the “Trust”) File Nos. 333-160595 and 811-22311

Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental International Small Company Index ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF Schwab Fundamental International Large Company Index ETF	Schwab U.S. REIT ETF

Post-Effective Amendment No. 83

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated June 26, 2015, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Robin R. Nesbitt

Robin R. Nesbitt
Corporate Counsel
Charles Schwab Investment Management, Inc.